Equity Transactions - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Apr. 27, 2011	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 27, 2011 Restricted Stock [Member] Directors	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Sale of Common stock		3,322,500
Share price		$ 3.00
Gross proceeds		$ 10,000,000
Net proceeds from public offering		9,200,000
Underwriting fees and offering costs		800,000
Restricted stock granted					24,000
Restricted stock outstanding	120,000
Number of directors					5
Restricted stock value						34,560
Restricted stock per share						$ 1.44
Vested restricted shares per quarter from June, 2011 to March 31,2013					2,000
Stock compensation expense						$ 16,000	$ 71,000	$ 90,000